UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2011

Date of reporting period:	10/31/2010

Item 1.	Schedule of Investments

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund

Schedule of Investments

as of October 31, 2010 (Unaudited)

Principal Amount (000)	Description	Value
Certificates of Deposit 15.6%
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
$34,000	0.310%, 01/10/11	$34,000,000
185,000	0.320%, 11/10/10	185,000,000
	BNP Paribas
30,000	0.300%, 01/12/11	30,000,000
90,000	0.310%, 12/06/10	90,000,000
100,000	0.426%, 10/20/11(a)	100,000,000
	BNP Paribas/New York
143,000	0.466%, 09/21/11(a)	143,000,000
	Chase Bank USA N.A.
175,000	0.240%, 11/15/10	175,000,000
	Credit Agricole CIB
82,000	0.300%, 12/15/10	82,000,000
	Credit Agricole CIB/New York
122,000	0.300%, 02/01/11	122,000,000
	DnB NOR Bank ASA/New York
10,000	0.240%, 12/10/10	9,999,784
	Lloyds Banking Group PLC
80,000	0.280%, 12/08/10	80,000,000
50,000	0.340%, 11/15/10	50,000,000
	National Australia Bank Ltd.
200,000	0.260%, 01/18/11	200,000,000
	Rabobank Nederland NV/New York
154,700	0.346%, 09/13/11(a)	154,700,000
	Royal Bank of Canada
92,500	0.256%, 03/23/11(a)	92,500,192
200,000	0.340%, 02/14/11(a)	200,000,000
	Royal Bank of Canada/New York
35,000	0.256%, 03/14/11(a)	34,998,714
	Royal Bank of Scotland PLC (The)
185,000	0.300%, 02/04/11	185,000,000
60,000	0.320%, 01/03/11	60,000,000
	Societe Generale
160,000	0.270%, 11/01/10	160,000,000
125,000	0.340%, 11/10/10	125,000,000
	State Street Bank & Trust Co.
185,000	0.440%, 03/30/11(a)	185,000,000
	Sumitomo Mitsui Banking Corp./New York
85,000	0.290%, 11/24/10	85,000,000
23,000	0.310%, 01/12/11	23,000,000
125,000	0.310%, 01/12/11	125,000,000
	Svenska Handelsbanken AB
218,500	0.260%, 01/11/11	218,500,000
	Toronto Dominion Bank/New York
174,000	0.325%, 10/28/11(a)	174,000,000
	UBS AG
32,000	0.250%, 01/14/11	32,000,000
100,000	0.476%, 11/12/10(a)	100,006,600

		3,255,705,290

Commercial Paper 29.4%
	Archer Daniels Midland Co., 144A
70,000	0.240%, 12/03/10(b)	69,985,067
2,000	0.240%, 12/06/10(b)	1,999,533
	Bank of America Corp.
30,000	0.274%, 01/12/11(b)	29,983,800
16,000	0.290%, 11/24/10(b)	15,997,036
	BPCE SA, 144A
288,000	0.260%, 11/12/10(b)	287,977,120
	Cargill, Inc., 144A
	0.250%, 01/10/11(b)(c)(d)
50,000	(original cost $49,969,097; purchased 10/13/10)	49,975,694
	0.250%, 01/19/11(b)(c)(d)

50,000	(original cost $49,967,708; purchased 10/18/10)	49,972,570
	Citigroup Funding, Inc.
197,000	0.240%, 11/04/10(b)	196,996,060
	Commonwealth Bank of Australia, 144A
160,000	0.268%, 11/30/10(b)	159,965,442
40,000	0.285%, 11/10/10(b)	39,997,150
	Danske Corp., 144A
70,000	0.300%, 11/29/10(b)	69,983,667
66,200	0.350%, 11/04/10(b)	66,198,069
37,300	0.350%, 11/08/10(b)	37,297,461
	DnB NOR Bank ASA, 144A
43,000	0.366%, 04/21/11(a)	43,006,274
170,000	0.375%, 08/29/11(a)	170,000,000
	Electricite de France, 144A
15,000	0.240%, 11/05/10(b)	14,999,600
27,000	0.280%, 11/29/10(b)	26,994,120
89,000	0.300%, 11/22/10(b)	88,984,425
	ENI Coordination, 144A
28,000	0.240%, 11/02/10(b)	27,999,814
37,000	0.350%, 11/09/10(b)	36,997,122
	ENI Finance USA, Inc., 144A
90,000	0.350%, 11/09/10(b)	89,993,000
50,000	0.385%, 11/05/10(b)	49,997,861
	General Electric Capital Corp.
71,000	0.240%, 11/22/10(b)	70,990,060
	HSBC USA, Inc.
226,500	0.250%, 01/03/11(b)	226,400,906
50,000	0.250%, 01/18/11(b)	49,972,917
25,000	0.290%, 11/08/10(b)	24,998,590
	International Finance Corp.
88,000	0.200%, 11/04/10(b)	87,998,533
133,000	0.200%, 11/05/10(b)	132,997,044
135,000	0.210%, 11/09/10(b)	134,993,700
57,000	0.210%, 11/10/10(b)	56,997,008
100,000	0.220%, 11/19/10(b)	99,989,000
	JPMorgan Chase & Co.
147,000	0.240%, 11/09/10(b)	146,992,160
185,000	0.300%, 02/07/11(b)	184,848,917
	Nordea North America
93,000	0.260%, 01/04/11(b)	92,957,013
173,000	0.260%, 01/06/11(b)	172,917,537
70,000	0.275%, 02/08/11(b)	69,947,063
	Novartis Finance Corp., 144A
45,000	0.250%, 11/10/10(b)	44,997,187
	Old Line Funding LLC, 144A
43,750	0.230%, 11/15/10(b)	43,746,087
35,103	0.243%, 11/17/10(b)	35,099,216
134,084	0.244%, 11/09/10(b)	134,076,729
67,661	0.250%, 11/05/10(b)	67,659,120
56,000	0.250%, 11/08/10(b)	55,997,278
50,000	0.250%, 11/18/10(b)	49,994,097
20,021	0.250%, 12/01/10(b)	20,016,829
25,000	0.250%, 12/03/10(b)	24,994,444
23,000	0.250%, 12/06/10(b)	22,994,410
45,046	0.250%, 12/10/10(b)	45,033,800
25,027	0.250%, 12/20/10(b)	25,018,484
	Reckitt Benckiser TSY, 144A
70,500	0.270%, 01/07/11(b)	70,464,574
58,000	0.270%, 01/10/11(b)	57,969,550
36,000	0.320%, 02/02/11(b)	35,970,240
71,000	0.320%, 02/04/11(b)	70,940,044
	Sanofi Aventis, 144A
53,000	0.250%, 11/24/10(b)	52,991,535
	Skandinaviska Enskilda Banken AB, 144A
265,000	0.440%, 11/05/10(b)	264,987,044
	Standard Chartered Bank, 144A
266,000	0.300%, 11/02/10(b)	265,997,783
	Straight-A Funding LLC, 144A
40,000	0.240%, 11/17/10(b)	39,995,733
10,000	0.250%, 12/01/10(b)	9,997,917
87,000	0.250%, 12/09/10(b)	86,977,042

23,067	0.250%, 01/03/11(b)	23,056,908
50,000	0.250%, 01/04/11(b)	49,977,778
80,909	0.250%, 01/04/11(b)	80,873,040
62,052	0.270%, 11/15/10(b)	62,045,485
39,990	0.280%, 11/02/10(b)	39,989,689
75,000	0.290%, 11/01/10(b)	75,000,000
10,000	0.300%, 11/01/10(b)	10,000,000
75,466	0.300%, 11/01/10(b)	75,466,000
	Total Capital Canada Ltd., 144A
167,000	0.220%, 11/30/10(b)	166,970,404
182,000	0.340%, 03/03/11(b)	181,790,295
	Toyota Motor Credit Corp.
80,000	0.270%, 11/04/10(b)	79,998,200
	Toyota Motor Credit Corp., 144A
81,000	0.320%, 01/27/11(b)	80,937,360
	U.S. Bank N.A.
214,000	0.230%, 11/24/10(b)	213,968,554
130,000	0.290%, 01/31/11(b)	129,904,703
	Wal-Mart Stores, Inc., 144A
165,000	0.210%, 11/16/10(b)	164,985,562

		6,139,184,454

Loan Participations 1.3%
	Archer Daniels Midland Co.
25,000	0.250%, 11/02/10	25,000,000
45,000	0.250%, 11/04/10	45,000,000
100,000	0.250%, 11/05/10	100,000,000
	Army & Air Force Exchange Services
20,000	0.380%, 12/13/10(d)	20,000,000
75,000	0.380%, 11/16/10(d)	75,000,000

		265,000,000

Municipal Bonds 3.0%
	Arizona Hlth. Facs. Auth. Rev., Hlth Fac. - Catholic West, Ser. B, F.R.W.D.
16,215	0.260%, 07/01/35(a)	16,215,000
	California Hlth. Facs. Fing. Auth. Rev., Scripps Hlth., Ser. B, F.R.W.D.
22,000	0.240%, 10/01/40(a)	22,000,000
	Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Ser. X-2, Yale Univ., F.R.W.D.
79,035	0.200%, 07/01/37(a)	79,035,000
	Gulf Coast Waste Disp. Auth. Tex. Environmental Facs. Rev., ExxonMobil Proj., Ser. A, F.R.D.D.
21,800	0.240%, 06/01/30(a)	21,800,000
	Gulf Coast Waste Disp. Auth. Tex. Pollution Ctl. Rev., Ref., Exxon Proj., F.R.D.D.
24,050	0.210%, 10/01/24(a)	24,050,000
	Los Angeles Calif. Uni. Sch. Dist. Ctfs. Partn., Administration Bldg. Proj., Ser. A, F.R.W.D.
41,260	0.290%, 10/01/24(a)	41,260,000
	Lower Neches Valley Auth. Tex. Indl. Dev. Corp. Exempt Facs. Rev., Ref., ExxonMobil Proj., Ser. A, F.R.D.D.
5,600	0.220%, 11/01/29(a)	5,600,000
	Lower Neches Valley Auth. Tex. Indl. Dev. Corp. Exempt Facs. Rev., Ref., ExxonMobil Proj., Ser. A-2, F.R.D.D.
5,650	0.220%, 08/01/22(a)	5,650,000
	Massachusetts St. Dev. Fin. Agy. Rev., Harvard Univ., Ser. HH, F.R.W.D.
79,410	0.190%, 07/15/33(a)	79,410,000
	Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Harvard Univ., Ser. BB, F.R.W.D.
83,670	0.200%, 02/01/34(a)	83,670,000
	Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Harvard Univ., Ser. GG-2, F.R.W.D.
12,270	0.250%, 07/01/29(a)	12,270,000
	Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Harvard Univ., Ser. R, F.R.D.D.
10,030	0.210%, 11/01/49(a)	10,030,000

	Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Mass. Inst. Technology, Ser. J-1, F.R.W.D.
63,280	0.240%, 07/01/31(a)	63,280,000
	Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Mass. Inst. Technology, Ser. J-2, F.R.W.D.
66,130	0.200%, 07/01/31(a)	66,130,000
	Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Ref., Sub Lien, Santn. Dist., Ser. D, F.R.D.D.
10,400	0.280%, 12/01/39(a)	10,400,000
	University of Texas Perm. Univ. Fund Sys., F.R.W.D.
27,700	0.200%, 07/01/37(a)	27,700,000
	Valdez Alaska Marine Term Rev., Ref., Exxon Pipeline Co. Proj., Ser. A, F.R.D.D.
32,200	0.220%, 12/01/33(a)	32,200,000
	Valdez Alaska Marine Term Rev., Ref., Exxon Pipeline Co. Proj., Ser. B, F.R.D.D.
14,300	0.220%, 12/01/33(a)	14,300,000
	Valdez Alaska Marine Term Rev., Ref., Exxon Pipeline Co. Proj., Ser. C, F.R.D.D.
5,100	0.220%, 12/01/33(a)	5,100,000

		620,100,000

Other Corporate Obligations 2.2%
	Bank of America N.A.
212,800	0.356%, 01/27/11(a)	212,800,000
	Bank of Scotland PLC (United Kingdom), Gtd. Notes, 144A, MTN
5,000	0.352%, 12/08/10(a)	4,999,623
	MetLife Institutional Funding II, Sec’d. Notes, 144A
210,000	0.439%, 09/20/11(a)	210,000,000
	Wachovia Corp., Sr. Unsec’d. Notes
44,000	0.419%, 10/15/11(a)	43,997,798

		471,797,421

Time Deposit 1.0%
	U.S. Bank N.A. Euro
210,000	0.250%, 11/01/10	210,000,000

U.S. Government Agency Obligations 31.5%
	Federal Farm Credit Bank
11,050	0.346%, 08/03/11(a)	11,061,991
	Federal Home Loan Bank
243,000	0.161%, 07/20/11(a)	242,946,950
68,000	0.161%, 07/25/11(a)	67,972,432
220,000	0.161%, 08/01/11(a)	220,000,000
42,500	0.161%, 08/25/11(a)	42,482,892
520,000	0.161%, 08/25/11(a)	519,788,997
163,000	0.166%, 08/12/11(a)	162,916,762
50,000	0.180%, 01/04/11(b)	49,984,000
575,000	0.180%, 01/14/11(b)	574,787,250
300,000	0.185%, 01/07/11(b)	299,896,708
85,000	0.186%, 01/14/11(a)	84,992,831
250,000	0.190%, 11/12/10(b)	249,985,486
73,500	0.200%, 11/05/10(b)	73,498,367
100,000	0.226%, 09/26/11(a)	100,013,923
50,000	0.291%, 08/10/11(a)	50,011,937
19,975	0.375%, 12/17/10	19,974,259
10,500	0.450%, 12/29/10	10,504,164
36,915	0.750%, 01/18/11	36,957,665
30,000	3.000%, 12/10/10	30,083,085
6,000	3.250%, 03/11/11	6,063,155
	Federal Home Loan Mortgage Corp.
300,000	0.170%, 11/16/10(b)	299,978,750
100,000	0.175%, 11/08/10(b)	99,996,597
176,667	0.180%, 11/29/10(b)	176,642,267
175,000	0.190%, 11/17/10(b)	174,985,222
50,000	0.180%, 12/13/10(b)	49,989,500
50,107	0.195%, 12/28/10(b)	50,091,530
200,000	0.200%, 01/11/11(b)	199,921,111
111,000	0.195%, 01/19/11(b)	110,952,501

118,000	0.195%, 01/24/11(b)	117,946,310
40,000	0.220%, 02/22/11(b)	39,972,378
148,480	0.226%, 09/26/11(a)	148,427,131
275,000	0.230%, 04/19/11(b)	274,703,076
66,200	0.315%, 05/05/11(a)	66,219,004
55,000	0.350%, 04/01/11(a)	55,059,825
146,000	0.362%, 03/09/11(a)	146,130,724
41,060	4.750%, 01/18/11	41,457,267
	Federal National Mortgage Association
605,000	0.166%, 08/11/11(a)	604,681,191
147,500	0.170%, 11/15/10(b)	147,490,249
157,664	0.180%, 11/22/10(b)	157,647,445
73,500	0.180%, 02/14/11(b)	73,461,413
100,000	0.190%, 11/10/10(b)	99,995,250
100,000	0.190%, 01/05/11(b)	99,965,694
108,500	0.216%, 09/19/11(a)	108,505,080
60,000	0.265%, 12/08/10(b)	59,983,658
320,400	0.274%, 01/18/11(b)	320,209,596

		6,578,335,623

U.S. Treasury Obligation 0.8%
	U.S. Treasury Bill
175,000	0.255%, 08/25/11(b)	174,631,844

Repurchase Agreements(e) 15.2%
635,000	Barclays Capital, Inc. 0.240%, dated 10/29/10, due 11/01/10 in the amount of $635,012,700 (cost $635,000,000)	635,000,000
330,000	Deutsche Bank Securities, Inc. 0.210%, dated 10/27/10, due 11/03/10 in the amount of $330,013,475 (cost $330,000,000)	330,000,000
240,000	Deutsche Bank Securities, Inc. 0.220%, dated 10/26/10, due 11/02/10 in the amount of $240,010,267 (cost $240,000,000)	240,000,000
200,000	Goldman Sachs & Co. 0.230%, dated 10/25/10, due 11/01/10 in the amount of $200,008,944 (cost $200,000,000)	200,000,000
375,000	Goldman Sachs & Co. 0.230%, dated 10/26/10, due 11/02/10 in the amount of $375,016,771 (cost $375,000,000)	375,000,000
304,224	RBS Securities, Inc. 0.240%, dated 10/29/10, due 11/01/10 in the amount of $304,230,084 (cost $304,224,000)	304,224,000
270,000	HSBC Securities (USA), Inc. 0.230%, dated 10/29/10, due 11/01/10 in the amount of $270,005,175 (cost $270,000,000)	270,000,000
423,082	UBS Securities LLC 0.200%, dated 10/29/10, due 11/01/10 in the amount of $423,089,051 (cost $423,082,000)	423,082,000
396,000	UBS Securities LLC 0.210%, dated 10/27/10, due 11/03/10 in the amount of $396,016,170 (cost $396,000,000)	396,000,000

		3,173,306,000

	Total Investments 100.0%
	(amortized cost $20,888,060,632)(f)	20,888,060,632
	Other assets in excess of liabilities	1,767,030

	Net Assets 100.0%	$20,889,827,662

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

F.R.D.D.—Floating Rate (Daily) Demand

F.R.W.D.—Floating Rate (Weekly) Demand

MTN—Medium Term Note

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2010.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a restricted security; the aggregate original cost of such securities is $99,936,805. The aggregate value of $99,948,264 is approximately 0.5% of net assets.

(d)	Indicates a security that has been deemed illiquid.
(e)	Collateralized by U.S. Treasury, U.S. Government Agency and FDIC guaranteed issuances.
(f)	The cost of securities for federal income tax purposes is substantially the same as that used for financial reporting purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities, generally for stocks and mutual funds with daily NAVs

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc., and amortized cost), generally for foreign stocks priced through vendor modeling tools and debt securities

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$3,255,705,290	$—
Commercial Paper	—	6,139,184,454	—
Loan Participations	—	265,000,000	—
Municipal Bonds	—	620,100,000	—
Other Corporate Obligations	—	471,797,421	—
Time Deposit	—	210,000,000	—
U.S. Government Agency Obligations	—	6,578,335,623	—
U.S. Treasury Obligation	—	174,631,844	—
Repurchase Agreements	—	3,173,306,000	—

Total	$—	$20,888,060,632	$—

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund

Schedule of Investments

as of October 31, 2010 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS — 90.4%
ASSET BACKED SECURITIES — 37.7%
Non-Residential Mortgage Asset-Backed Securities — 20.0%
American Express Credit Account Master Trust, Ser. 2006-1, Class C, 144A(a)	Baa2	0.536%	12/15/13	$10,000	$9,973,870
American Express Credit Account Master Trust, Ser. 2006-3, Class C, 144A(a)	Baa2	0.536	03/17/14	10,000	9,959,989
American Express Credit Account Master Trust, Ser. 2006-B, Class C, 144A(a)	Baa2	0.546	08/15/13	13,000	12,990,966
American Express Credit Account Master Trust, Ser. 2009-2, Class A(a)	Aaa	1.506	03/15/17	4,700	4,868,280
BA Credit Card Trust, Ser. 2006-A8, Class A8(a)	Aaa	0.286	05/15/16	2,200	2,177,330
BA Credit Card Trust, Ser. 2006-A11, Class A11(a)	Aaa	0.286	04/15/16	10,874	10,766,683
BA Credit Card Trust, Ser. 2007-A4, Class A4(a)	Aaa	0.296	11/15/19	6,022	5,824,740
BA Credit Card Trust, Ser. 2007-A6, Class A6(a)	Aaa	0.316	09/15/16	5,000	4,944,919
BA Credit Card Trust, Ser. 2007-A10, Class A10(a)	Aaa	0.326	12/15/16	5,000	4,914,612
BA Credit Card Trust, Ser. 2007-C1, Class C1(a)	A3	0.546	06/15/14	5,000	4,917,413
BA Credit Card Trust, Ser. 2008-A7, Class A7(a)	Aaa	0.956	12/15/14	9,400	9,469,782
Bank of America Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	2.670	07/15/13	14,574	14,763,889
Bank of America Auto Trust, Ser. 2009-2A, Class A2, 144A	Aaa	1.160	02/15/12	2,466	2,467,698
Bank of America Auto Trust, Ser. 2009-2A, Class A3, 144A	Aaa	2.130	09/15/13	24,265	24,543,861
Bank of America Auto Trust, Ser. 2009-3A, Class A3, 144A	Aaa	1.670	12/15/13	8,350	8,438,832
Bank One Issuance Trust, Ser. 2004-A3, Class A3(a)	Aaa	0.426	02/15/17	1,500	1,490,989
BMW Vehicle Lease Trust, Ser. 2010-1, Class A2	Aaa	0.580	09/17/12	20,000	20,012,944
Capital Auto Receivables Asset Trust, Ser. 2007-1, Class A4A	Aaa	5.010	04/15/12	8,181	8,292,683
Capital Auto Receivables Asset Trust, Ser. 2007-2, Class APT(a)	Aaa	0.536	02/15/14	31,248	31,235,593
Capital Auto Receivables Asset Trust, Ser. 2008-CPA, Class A1, 144A(a)	Aaa	1.106	01/15/13	2,863	2,873,687
CarMax Auto Owner Trust, Ser. 2008-2, Class A3B(a)	Aaa	1.656	10/15/12	4,291	4,311,799
CarMax Auto Owner Trust, Ser. 2009-2, Class A3	AAA(b)	1.740	04/15/14	16,500	16,715,444
CarMax Auto Owner Trust, Ser. 2010-2, Class A2	AAA(b)	0.920	01/15/13	4,000	4,010,499
Chase Issuance Trust, Ser. 2005-A6, Class A6(a)	Aaa	0.326	07/15/14	4,605	4,594,662
Chase Issuance Trust, Ser. 2005-A11, Class A(a)	Aaa	0.326	12/15/14	1,000	997,430
Chase Issuance Trust, Ser. 2006-C2, Class C(a)	Baa2	0.556	04/15/13	8,751	8,745,725
Chase Issuance Trust, Ser. 2006-C4, Class C4(a)	Baa2	0.546	01/15/14	44,000	43,671,060
Chase Issuance Trust, Ser. 2007-A8, Class A(a)	Aaa	0.276	03/15/17	4,250	4,163,543
Chase Issuance Trust, Ser. 2007-A9, Class A9(a)	Aaa	0.286	06/15/14	4,000	3,988,830
Chase Issuance Trust, Ser. 2007-A10, Class A10(a)	Aaa	0.296	06/15/14	2,000	1,994,744
Chase Issuance Trust, Ser. 2008-A6, Class A6(a)	Aaa	1.456	05/15/15	1,800	1,843,643
Citibank Credit Card Issuance Trust, Ser. 2005-C6, Class C6(a)	Baa2	0.586	11/15/12	14,000	13,990,969
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(a)	Baa2	0.656	02/20/15	19,100	18,453,203
Citibank Credit Card Issuance Trust, Ser. 2007-A8, Class A8	Aaa	5.650	09/20/19	7,750	9,202,565
Citibank Credit Card Issuance Trust, Ser. 2008-A6, Class A6(a)	Aaa	1.456	05/20/17	2,800	2,895,869
Citibank Credit Card Issuance Trust, Ser. 2009-A2, Class A2(a)	Aaa	1.806	05/15/14	35,000	35,702,618
DaimlerChrysler Auto Trust, Ser. 2006-D, Class A4	AAA(b)	4.940	02/08/12	1,618	1,619,734
DaimlerChrysler Auto Trust, Ser. 2008-A, Class A3A	Aaa	3.700	06/08/12	2,122	2,134,294
DaimlerChrysler Financial Auto Securitization Trust, Ser. 2010-A, Class A2	AAA(b)	0.690	01/08/13	27,000	27,002,700
Discover Card Master Trust I, Ser. 2006-3, Class B1(a)	A1	0.396	03/15/14	9,816	9,752,867
Ford Credit Auto Owner Trust, Ser. 2006-C, Class A4B(a)	Aaa	0.296	02/15/12	1,337	1,336,050
Ford Credit Auto Owner Trust, Ser. 2007-A, Class A4A	Aaa	5.470	06/15/12	897	915,855
Ford Credit Auto Owner Trust, Ser. 2007-B, Class A3A	Aaa	5.150	11/15/11	380	382,423
Ford Credit Auto Owner Trust, Ser. 2008-A, Class A3A	Aaa	3.960	04/15/12	485	489,753
Ford Credit Auto Owner Trust, Ser. 2008-B, Class A4A	Aaa	4.950	03/15/13	6,500	6,783,137
Ford Credit Auto Owner Trust, Ser. 2009-B, Class A3	AAA(b)	2.790	08/15/13	7,798	7,920,027
Ford Credit Auto Owner Trust, Ser. 2009-C, Class A3	Aaa	2.720	11/15/13	5,000	5,083,572
Ford Credit Auto Owner Trust, Ser. 2009-D, Class A2	Aaa	1.210	01/15/12	2,281	2,282,666
Ford Credit Auto Owner Trust, Ser. 2009-D, Class A3	Aaa	2.170	10/15/13	5,200	5,277,810
Ford Credit Auto Owner Trust, Ser. 2009-E, Class A3	Aaa	1.510	01/15/14	2,650	2,676,210

GE Business Loan Trust, Ser. 2003-2A, Class A, 144A(a)	Aaa	0.626%	11/15/31	8,513	7,462,538
GE Business Loan Trust, Ser. 2004-2A, Class A, 144A(a)	Aaa	0.476	12/15/32	8,305	7,166,158
GE Business Loan Trust, Ser. 2006-2A, Class A, 144A(a)	Aaa	0.436	11/15/34	12,304	9,420,766
GE Capital Credit Card Master Note Trust, Ser. 2007-2, Class B(a)	A1	0.436	03/15/15	25,000	24,709,428
GE Capital Credit Card Master Note Trust, Ser. 2007-2, Class C(a)	A3	0.616	03/15/15	13,680	12,854,405
GE Corporate Aircraft Financing LLC, Ser. 2005-1A, Class A3, 144A(a)	Aaa	0.516	08/25/19	4,073	3,981,452
GE Dealer Floorplan Master Note Trust, Ser. 2006-2, Class B(a)	Aa2	0.496	04/20/13	5,000	4,957,992
Harley-Davidson Motorcycle Trust, Ser. 2009-2, Class A3	Aaa	2.620	03/15/14	20,000	20,295,646
Harley-Davidson Motorcycle Trust, Ser. 2009-3, Class A2	Aaa	0.940	04/15/12	4,995	4,997,178
Harley-Davidson Motorcycle Trust, Ser. 2009-3, Class A3	Aaa	1.740	09/15/13	11,000	11,116,341
Honda Auto Receivables Owner Trust, Ser. 2008-1, Class A3	Aaa	4.470	01/18/12	5,545	5,573,283
Honda Auto Receivables Owner Trust, Ser. 2009-2, Class A3	AAA(b)	2.790	01/15/13	1,000	1,013,545
Honda Auto Receivables Owner Trust, Ser. 2010-3, Class A2	Aaa	0.530	01/21/13	2,000	1,999,800
Huntington Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	3.940	06/15/13	23,218	23,606,855
Hyundai Auto Receivables Trust, Ser. 2007-A, Class A3A	Aaa	5.040	01/15/12	58	57,844
Hyundai Auto Receivables Trust, Ser. 2009-A, Class A2	AAA(b)	1.110	02/15/12	533	533,642
Hyundai Auto Receivables Trust, Ser. 2009-A, Class A3	AAA(b)	2.030	08/15/13	1,500	1,521,509
Hyundai Auto Receivables Trust, Ser. 2010-A, Class A3	Aaa	1.500	10/15/14	1,800	1,826,080
Hyundai Auto Receivables Trust, Ser. 2010-B, Class A2	Aaa	0.570	03/15/13	7,000	7,003,959
MBNA Credit Card Master Note Trust, Ser. 2003-A10, Class A10(a)	Aaa	0.516	03/15/16	6,500	6,482,646
MBNA Credit Card Master Note Trust, Ser. 2005-A2, Class A2(a)	Aaa	0.336	10/15/14	5,000	4,986,425
MBNA Credit Card Master Note Trust, Ser. 2006-A2, Class A2(a)	Aaa	0.316	06/15/15	1,000	994,180
MBNA Credit Card Master Note Trust, Ser. 2006-C2, Class C2(a)	A3	0.556	08/15/13	21,800	21,746,272
MBNA Credit Card Master Note Trust, Ser. 2006-C3, Class C3(a)	A3	0.546	10/15/13	7,455	7,425,423
National City Credit Card Master Trust, Ser. 2006-1, Class C(a)	Baa2	0.536	03/15/13	5,000	4,916,842
National City Credit Card Master Trust, Ser. 2007-1, Class C(a)	Baa2	0.556	03/15/14	17,625	16,511,467
Nissan Auto Lease Trust, Ser. 2009-B, Class A2	Aaa	1.220	09/15/11	1,267	1,268,362
Nissan Auto Receivables Owner Trust, Ser. 2007-B, Class A4	Aaa	5.160	03/15/14	1,511	1,554,775
Nissan Auto Receivables Owner Trust, Ser. 2008-B, Class A3	Aaa	4.460	04/15/12	8,187	8,278,177
Nissan Auto Receivables Owner Trust, Ser. 2008-C, Class A3A	Aaa	5.930	07/15/12	678	689,555
Nissan Auto Receivables Owner Trust, Ser. 2010-A, Class A2	Aaa	0.550	03/15/13	7,500	7,506,171
Origen Manufactured Housing, Ser. 2006-A, Class A1(a)	Ba2	0.406	11/15/18	5,230	5,045,461
SLM Student Loan Trust, Ser. 2007-6, Class A1(a)	Aaa	0.458	04/25/15	1,891	1,889,718
SLM Student Loan Trust, Ser. 2008-1, Class A1(a)	Aaa	0.538	07/25/13	877	877,477
SLM Student Loan Trust, Ser. 2008-2, Class A1(a)	Aaa	0.588	01/25/15	5,090	5,093,351
Tal Advantage LLC, Ser. 2006-1(a)	Baa2	0.446	04/20/21	5,500	5,064,401
USAA Auto Owner Trust, Ser. 2007-1, Class A4	Aaa	5.550	02/15/13	2,418	2,454,967
USAA Auto Owner Trust, Ser. 2008-2, Class A3	Aaa	4.640	10/15/12	3,972	4,019,596
USAA Auto Owner Trust, Ser. 2008-3, Class A3	Aaa	4.280	10/15/12	2,558	2,584,600
Wachovia Auto Owner Trust, Ser. 2008-A, Class A3A	Aaa	4.810	09/20/12	4,791	4,854,185
Wachovia Auto Owner Trust, Ser. 2008-A, Class A3B(a)	Aaa	1.206	09/20/12	4,885	4,894,895
World Omni Auto Receivables Trust, Ser. 2008-B, Class A3A	Aaa	5.130	04/15/13	7,055	7,185,794
World Omni Automobile Lease Securitization Trust, Ser. 2009-A, Class A2	Aaa	1.020	01/15/12	5,252	5,260,529

					725,552,151

Residential Mortgage Asset-Backed Securities — 17.7%
Accredited Mortgage Loan Trust, Ser. 2004-4, Class A2D(a)	Aaa	0.606	01/25/35	2,363	2,084,226
Ace Securities Corp., Home Equity Loan, Ser. 2003-HE1, Class M2(a)	Ba3	2.806	11/25/33	241	105,216

Ace Securities Corp., Home Equity Loan, Ser. 2003-OP1, Class M1(a)	Aaa	1.306%	12/26/33	4,410	3,658,801
Ace Securities Corp., Home Equity Loan, Ser. 2004-FM1, Class M1(a)	Aa2	1.156	09/25/33	869	737,240
Ace Securities Corp., Home Equity Loan, Ser. 2004-OP1, Class M1(a)	Aa2	1.036	04/25/34	7,014	5,976,103
Ace Securities Corp., Home Equity Loan, Ser. 2005-HE2, Class M2(a)	Aa2	0.706	04/25/35	1,417	1,383,138
Aegis Asset Backed Securities Trust, Ser. 2004-2, Class A1(a)	Aaa	0.556	06/25/34	263	242,020
Ameriquest Mortgage Securities, Inc., Ser. 2003-1, Class M1(a)	Aa2	1.606	02/25/33	13,270	10,585,227
Ameriquest Mortgage Securities, Inc., Ser. 2003-2, Class M2(a)	B3	3.031	03/25/33	335	90,090
Ameriquest Mortgage Securities, Inc., Ser. 2003-8, Class M1(a)	Aa2	0.956	10/25/33	4,968	3,630,495
Ameriquest Mortgage Securities, Inc., Ser. 2003-9, Class AV2(a)	Aaa	0.596	09/25/33	744	673,337
Ameriquest Mortgage Securities, Inc., Ser. 2003-11, Class AV2(a)	Aaa	0.626	01/25/34	723	645,379
Ameriquest Mortgage Securities, Inc., Ser. 2003-11, Class M1(a)	Aa2	0.946	01/25/34	977	832,751
Ameriquest Mortgage Securities, Inc., Ser. 2003-12, Class M1(a)	Aa2	1.006	01/25/34	2,019	1,667,551
Ameriquest Mortgage Securities, Inc., Ser. 2004-R3, Class A4(a)	Aaa	0.706	05/25/34	737	652,685
Ameriquest Mortgage Securities, Inc., Ser. 2004-R5, Class M1(a)	Aa2	0.836	07/25/34	1,514	1,062,803
Ameriquest Mortgage Securities, Inc., Ser. 2004-R6, Class A1(a)	Aa3	0.466	07/25/34	5,574	4,891,840
Ameriquest Mortgage Securities, Inc., Ser. 2004-R8, Class M1(a)	Aa1	0.896	09/25/34	15,240	13,052,496
Ameriquest Mortgage Securities, Inc., Ser. 2005-R3, Class A1B(a)	Aaa	0.516	05/25/35	738	679,035
Ameriquest Mortgage Securities, Inc., Ser. 2005-R9, Class AF4	Aaa	5.444	11/25/35	1,500	1,559,676
Ameriquest Mortgage Securities, Inc., Ser. 2005-R9, Class AF5(a)	Aaa	5.662	11/25/35	1,808	1,552,096
Amortizing Residential Collateral Trust, Home Equity Loan, Ser. 2002-BC5, Class M2(a)	Baa3	2.056	07/25/32	135	68,321
Argent Securities, Inc., Ser. 2003-W4, Class M1(a)	Aaa	1.456	10/25/33	6,862	5,651,567
Argent Securities, Inc., Ser. 2003-W5, Class M1(a)	Aaa	0.956	10/25/33	202	160,098
Argent Securities, Inc., Ser. 2003-W7, Class A2(a)	Aaa	1.036	03/25/34	134	102,463
Argent Securities, Inc., Ser. 2004-W6, Class AV2(a)	Aaa	0.706	05/25/34	488	439,706
Argent Securities, Inc., Ser. 2004-W6, Class M1(a)	Aa2	0.806	05/25/34	2,471	1,906,811
Argent Securities, Inc., Ser. 2004-W8, Class A2(a)	Aaa	1.216	05/25/34	248	217,586
Argent Securities, Inc., Home Equity Loan, Ser. 2003-W2, Class M4(a)	Baa1	5.881	09/25/33	1,000	761,283
Argent Securities, Inc., Home Equity Loan, Ser. 2003-W3, Class M2(a)	Baa1	2.956	09/25/33	12,586	8,669,175
Argent Securities, Inc., Home Equity Loan, Ser. 2004-W5, Class M1(a)	Aa2	0.856	04/25/34	906	657,195
Argent Securities, Inc., Home Equity Loan, Ser. 2004-W7, Class M1(a)	Aa1	0.806	05/25/34	1,531	1,147,214
Asset Backed Funding Certs., Ser. 2003-AHL1, Class A1(a)	Aaa	4.184	03/25/33	777	769,182
Asset Backed Funding Certs., Ser. 2003-OPT1, Class A3(a)	Aaa	0.936	04/25/33	1,169	932,093
Asset Backed Funding Certs., Ser. 2004-HE1, Class M1(a)	Aa2	1.156	03/25/34	2,140	1,798,534
Asset Backed Funding Certs., Ser. 2006-OPT1, Class A3D(a)	Ca	0.496	09/25/36	6,000	3,518,616
Asset Backed Securities Corp. Home Equity, Ser. 2004-HE3, Class M1(a)	Aa2	0.796	06/25/34	479	414,184
Asset Backed Securities Corp. Home Equity Loan, Ser. 2003-HE5, Class M2(a)	A2	3.106	09/15/33	561	239,312
Asset Backed Securities Corp. Home Equity Loan, Ser. 2003-HE6, Class A2(a)	Aaa	0.596	11/25/33	193	158,118
Asset Backed Securities Corp. Home Equity Loan, Ser. 2004-HE1, Class M1(a)	Aa2	1.306	01/15/34	2,569	2,165,816
Asset Backed Securities Corp. Home Equity Loan, Ser. 2004-HE2, Class M1(a)	Aa2	1.081	04/25/34	475	387,148

Asset Backed Securities Corp. Home Equity Loan, Ser. 2005-HE6, Class M1(a)	Aa1	0.746%	07/25/35	2,149	2,104,246
Bear Stearns Asset Backed Securities Trust, Ser. 2003-3, Class M1(a)	Aa2	1.076	06/25/43	1,185	706,629
Bear Stearns Asset Backed Securities Trust, Ser. 2004-1, Class M1(a)	AA(b)	0.906	06/25/34	4,030	3,111,418
Bear Stearns Asset Backed Securities Trust, Ser. 2004-HE2, Class M1(a)	Aa2	0.856	03/25/34	7,247	6,075,380
Bear Stearns Asset Backed Securities Trust, Ser. 2004-HE7, Class M1(a)	Aa2	0.856	08/25/34	5,737	5,254,850
Bear Stearns Asset Backed Securities Trust, Ser. 2004-HE10, Class M1(a)	Aa2	0.906	12/25/34	1,216	1,022,863
Bear Stearns Asset Backed Securities Trust, Ser. 2007-FS1, Class 1A3(a)	Ca	0.426	05/25/35	19,000	6,678,025
Carrington Mortgage Loan Trust, Ser. 2005-NC4, Class M1(a)	Caa1	0.736	09/25/35	9,265	6,763,589
CDC Mortgage Capital Trust, Ser. 2003-HE3, Class M1(a)	Baa2	1.306	11/25/33	8,351	6,669,334
CDC Mortgage Capital Trust, Ser. 2003-HE4, Class M1(a)	A1	1.231	03/25/34	2,909	2,375,740
CDC Mortgage Capital Trust, Home Equity Loan, Ser. 2002-HE2, Class M2(a)	Ca	2.506	01/25/33	353	86,446
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2002-2, Class 2A1(a)	Aaa	0.756	05/25/32	535	503,037
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2003-1, Class 2A2(a)	Aaa	0.916	11/25/32	866	753,476
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2003-2, Class 2A2(a)	Aaa	0.816	02/25/33	479	431,016
Citicorp Residential Mortgage Securities, Inc., Ser. 2007-2, Class M3	C	6.490	06/25/37	5,560	1,414,425
Citigroup Mortgage Loan Trust, Inc., Ser. 2004-OPT1, Class A2(a)	Aaa	0.616	10/25/34	1,665	1,527,933
Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE1, Class M1(a)	Aaa	0.686	05/25/35	614	611,839
Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE3, Class M1(a)	Ba1	0.716	09/25/35	2,000	1,765,754
Citigroup Mortgage Loan Trust, Inc., Ser. 2006-HE2, Class A2B(a)	Aa1	0.356	08/25/36	138	137,788
Conseco Finance Corp., Ser. 2001-C, Class M1(a)	Aa3	0.956	08/15/33	764	559,567
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2002-3, Class M1(a)	Baa2	1.381	03/25/32	346	280,735
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2003-2, Class 3A(a)	Aa3	0.756	08/26/33	494	325,982
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2003-3, Class M1(a)	A1	1.306	08/25/33	1,918	435,800
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2005-15, Class 1AF4(a)	B3	5.704	04/25/36	1,900	1,529,947
Countrywide Asset-Backed Certificates, Ser. 2003-BC4, Class M1(a)	Aa2	1.306	07/25/33	492	414,215
Countrywide Asset-Backed Certificates, Ser. 2004-1, Class M1(a)	Aa1	0.756	03/25/34	1,570	1,268,599
Countrywide Asset-Backed Certificates, Ser. 2004-2, Class M1(a)	Aa2	0.756	05/25/34	3,500	2,537,286
Countrywide Asset-Backed Certificates, Ser. 2004-ECC1, Class M1(a)	Aa2	1.201	11/25/34	6,872	6,002,817
Countrywide Asset-Backed Certificates, Ser. 2005-2, Class M1(a)	Aa2	0.676	08/25/35	3,300	3,020,695
Countrywide Asset-Backed Certificates, Ser. 2005-13, Class MV1(a)	C	0.696	04/25/36	4,000	1,169,572
Countrywide Asset-Backed Certificates, Ser. 2005-14, Class M1(a)	C	0.706	04/25/36	1,750	692,246
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2001-HE17, Class A1(a)	Aaa	0.876	01/25/32	1,863	1,517,552
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2001-HE25, Class M1(a)	Baa1	1.856	03/25/32	794	566,534
Credit-Based Asset Servicing And Securitization LLC, Ser. 2004-CB3, Class M1(a)	Aa2	1.036	03/25/34	908	738,422
Cwl, Ser. 2006-S7, Class A(a)(c)	Caa1	0.346	11/25/35	1,945	1,517,441
Equifirst Mortgage Loan Trust, Ser. 2003-1, Class M2(a)	Baa1	2.156	12/27/32	204	123,913
Equifirst Mortgage Loan Trust, Ser. 2004-2, Class M1(a)	Aa1	0.806	10/25/34	3,000	2,375,085
Equity One ABS, Inc., Ser. 2003-1, Class M1	A2	4.860	07/25/33	221	189,450

Finance America Mortgage Loan Trust, Ser. 2004-3, Class M1(a)	Aa1	1.126%	11/25/34	11,482	9,906,316
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2004-FF4, Class A2(a)	Aaa	0.546	06/25/34	40	39,801
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2004-FF5, Class A1(a)	AAA(b)	0.616	08/25/34	683	574,369
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FFH4, Class M4(a)	C	0.906	12/25/35	3,500	91,196
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2006-FFH1, Class M2(a)	C	0.656	01/25/36	2,000	155,422
First NLC Trust, Ser. 2005-2, Class M1(a)	B1	0.736	09/25/35	2,500	2,098,465
Flagstar Home Equity Loan Trust, Ser. 2006-2A, Class A, 144A(a)	Aa3	0.416	06/25/19	12,634	9,148,036
Fremont Home Loan Trust, Ser. 2003-B, Class M1(a)	Aa3	1.306	12/26/33	1,067	839,865
Fremont Home Loan Trust, Ser. 2004-1, Class M1(a)	Aaa	0.931	02/25/34	2,015	1,586,026
Fremont Home Loan Trust, Ser. 2004-1, Class M6(a)	A3	2.206	02/25/34	311	135,457
Fremont Home Loan Trust, Ser. 2004-2, Class M2(a)	Aa1	1.186	07/25/34	2,400	1,969,020
Fremont Home Loan Trust, Ser. 2004-B, Class M1(a)	Aaa	1.126	05/25/34	5,754	4,484,742
Fremont Home Loan Trust, Ser. 2004-C, Class M1(a)	Aa1	1.231	08/25/34	9,730	8,041,320
GSAMP Trust, Home Equity Loan, Ser. 2003-FM1, Class M2(a)	Caa3	3.031	03/20/33	251	88,171
GSAMP Trust, Home Equity Loan, Ser. 2004-FM1, Class M1(a)	Aaa	1.231	11/25/33	3,372	2,977,116
GSAMP Trust, Home Equity Loan, Ser. 2004-FM1, Class M2(a)	A1	2.356	11/25/33	284	207,636
GSAMP Trust, Home Equity Loan, Ser. 2004-NC1, Class M1(a)	Aa2	1.081	03/25/34	4,959	4,157,624
GSAMP Trust, Home Equity Loan, Ser. 2006-HE6, Class A3(a)	Ca	0.406	08/25/36	20,148	9,901,674
Home Equity Asset Trust, Ser. 2004-2, Class M1(a)	A1	1.051	07/25/34	4,355	3,343,385
Home Equity Asset Trust, Home Equity Loan, Ser. 2002-3, Class M1(a)	Baa2	1.606	02/25/33	1,345	995,955
Home Equity Asset Trust, Home Equity Loan, Ser. 2002-4, Class M1(a)	Baa1	1.756	03/25/33	1,461	1,142,719
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-2, Class M1(a)	Baa1	1.576	08/25/33	2,529	1,958,212
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-3, Class M1(a)	A2	1.546	08/25/33	3,036	2,454,134
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-4, Class M1(a)	Aa3	1.456	10/25/33	12,345	10,194,569
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-8, Class M1(a)	A2	1.336	04/25/34	1,257	1,100,847
Home Equity Asset Trust, Home Equity Loan, Ser. 2004-1, Class M1(a)	A1	1.201	06/25/34	21,245	17,148,028
Home Equity Asset Trust, Home Equity Loan, Ser. 2004-3, Class M1(a)	A1	1.111	08/25/34	2,754	2,209,708
Home Equity Asset Trust, Home Equity Loan, Ser. 2005-3, Class M2(a)	A1	0.696	08/25/35	2,450	2,338,981
Home Equity Asset Trust, Home Equity Loan, Ser. 2005-5, Class M1(a)	A1	0.736	11/25/35	2,625	2,311,546
Home Equity Asset Trust, Home Equity Loan, Ser. 2005-8, Class M2(a)	C	0.706	02/25/36	2,000	563,876
HSBC Home Equity Loan Trust, Ser. 2005-3, Class A1(a)	Aaa	0.516	01/20/35	278	266,064
HSBC Home Equity Loan Trust, Ser. 2006-1, Class M2(a)	Aa1	0.556	01/20/36	1,432	1,224,153
HSBC Home Equity Loan Trust, Ser. 2006-2, Class M1(a)	Aa1	0.526	03/20/36	1,216	1,126,280
HSBC Home Equity Loan Trust, Ser. 2006-2, Class M2(a)	Aa1	0.546	03/20/36	9,724	8,551,354
HSBC Home Equity Loan Trust, Ser. 2006-3, Class A4(a)	Aaa	0.496	03/20/36	7,997	6,668,019
HSBC Home Equity Loan Trust, Ser. 2006-4, Class A3V(a)	Aaa	0.406	03/20/36	15,000	14,199,030
HSBC Home Equity Loan Trust, Ser. 2007-1, Class AS(a)	Aaa	0.456	03/20/36	967	898,031
HSBC Home Equity Loan Trust, Ser. 2007-1, Class M1(a)	A1	0.636	03/20/36	430	254,417
HSBC Home Equity Loan Trust, Ser. 2007-2, Class A4(a)	A1	0.556	07/20/36	400	251,230
HSBC Home Equity Loan Trust, Ser. 2007-2, Class M2(a)	B2	0.626	07/20/36	1,000	379,060
HSBC Home Equity Loan Trust, Ser. 2007-3, Class A4(a)	Aa2	1.756	11/20/36	5,360	3,779,797
HSBC Home Equity Loan Trust, Ser. 2007-3, Class M2(a)	Ba1	2.756	11/20/36	3,500	1,243,907
HSI Asset Securitization Corp. Trust, Ser. 2006-OPT4, Class 2A4(a)	B2	0.506	03/25/36	1,400	726,907
Irwin Home Equity Corp., Ser. 2006-2, Class 2A1, 144A(a)	A2	0.356	02/25/36	408	387,508
Long Beach Mortgage Loan Trust, Ser. 2003-3, Class M1(a)	Aa2	1.381	07/25/33	2,855	2,300,778

Long Beach Mortgage Loan Trust, Ser. 2003-4, Class M1(a)	Aa2	1.276%	08/25/33	5,629	4,604,762
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M1(a)	Aa1	1.006	02/25/34	29,430	25,181,132
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M2(a)	Aa2	1.081	02/25/34	6,340	5,616,524
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(a)	Aa2	0.786	06/25/34	15,974	13,365,668
Long Beach Mortgage Loan Trust, Ser. 2004-3, Class M1(a)	Aa1	0.826	07/25/34	11,630	9,609,020
Long Beach Mortgage Loan Trust, Ser. 2005-WL1, Class M2(a)	Ba3	0.806	06/25/35	10,000	8,704,600
Mastr Asset Backed Securities Trust, Ser. 2004-OPT2, Class A1(a)	Aaa	0.606	09/25/34	806	659,286
Mastr Asset Backed Securities Trust, Ser. 2004-OPT2, Class A2(a)	Aaa	0.606	09/25/34	170	139,846
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-WMC2, Class M2(a)	A2	3.106	02/25/34	447	406,696
Merrill Lynch Mortgage Investors, Inc., Ser. 2004-HE2, Class A1A(a)	AAA(b)	0.656	08/25/35	66	58,697
Merrill Lynch Mortgage Investors, Inc., Ser. 2004-HE2, Class M1(a)	AA+(b)	1.056	08/25/35	1,850	1,346,874
Merrill Lynch Mortgage Investors, Inc., Ser. 2004-WMC1, Class M2(a)	A2	1.906	10/25/34	3,747	3,181,710
Morgan Stanley ABS Capital I, Ser. 2002-NC6, Class M1(a)	A2	1.756	11/25/32	1,311	973,532
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M1(a)	Aa2	1.456	05/25/33	1,636	1,358,319
Morgan Stanley ABS Capital I, Ser. 2003-NC5, Class M1(a)	Aa3	1.531	04/25/33	9,219	7,662,200
Morgan Stanley ABS Capital I, Ser. 2003-NC5, Class M3(a)	B1	3.706	04/25/33	250	65,185
Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M1(a)	Aa2	1.306	09/25/33	3,326	2,629,688
Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M2(a)	A2	2.881	09/25/33	345	196,070
Morgan Stanley ABS Capital I, Ser. 2003-NC10, Class M1(a)	Aa2	1.276	10/25/33	823	711,785
Morgan Stanley ABS Capital I, Ser. 2004-HE1, Class A4(a)	AAA(b)	0.996	01/25/34	1,253	1,105,923
Morgan Stanley ABS Capital I, Ser. 2004-HE5, Class M1(a)	Aa2	0.886	06/25/34	1,925	1,560,722
Morgan Stanley ABS Capital I, Ser. 2004-HE7, Class M1(a)	Aa1	0.856	08/25/34	3,607	2,768,712
Morgan Stanley ABS Capital I, Ser. 2004-HE8, Class A4(a)	Aaa	0.636	09/25/34	242	199,674
Morgan Stanley ABS Capital I, Ser. 2004-HE8, Class M1(a)	Aa1	0.896	09/25/34	19,810	15,679,674
Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1(a)	Aa2	1.306	12/27/33	2,478	2,027,151
Morgan Stanley ABS Capital I, Ser. 2004-NC5, Class M1(a)	Aa2	0.856	05/25/34	1,038	777,542
Morgan Stanley ABS Capital I, Ser. 2005-HE4, Class M2(a)	Caa3	0.726	07/25/35	1,000	588,399
Morgan Stanley Dean Witter Capital I, Ser. 2002-AM2, Class M1(a)	Aa3	1.381	05/25/32	1,579	1,229,688
Morgan Stanley Dean Witter Capital I, Ser. 2002-AM3, Class A3(a)	Aaa	1.236	02/25/33	2,205	1,875,875
Morgan Stanley Dean Witter Capital I, Ser. 2002-AM3, Class M2(a)	Baa1	3.256	02/25/33	550	305,252
Morgan Stanley Dean Witter Capital I, Ser. 2003-NC3, Class M3(a)	Baa2	3.631	03/25/33	394	156,794
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-HE1, Class M2(a)	C	2.206	07/25/32	251	15,941
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-NC5, Class M1(a)	Aa2	1.666	10/25/32	1,380	1,129,598
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-NC5, Class M2(a)	Baa2	2.656	10/25/32	290	165,208
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2003-NC3, Class M1(a)	Aa1	1.606	03/25/33	1,452	1,228,468
Morgan Stanley Home Equity Loan Trust, Ser. 2005-2, Class M1(a)	Aaa	0.666	05/25/35	1,078	1,074,870
Morgan Stanley Home Equity Loan Trust, Ser. 2005-3, Class M1(a)	Baa3	0.706	08/25/35	150	140,660
New Century Home Equity Loan Trust, Ser. 2003-4, Class M1(a)	Aa2	1.381	10/25/33	9,694	8,291,113
New Century Home Equity Loan Trust, Ser. 2003-5, Class AI6	Aaa	5.384	11/25/33	15,000	15,322,275
New Century Home Equity Loan Trust, Ser. 2003-6, Class M1(a)	Aa2	1.336	01/25/34	14,821	12,831,531
New Century Home Equity Loan Trust, Ser. 2004-1, Class M1(a)	Aa2	1.141	05/25/34	8,956	7,351,181
New Century Home Equity Loan Trust, Ser. 2004-2, Class A4(a)	Aaa	0.806	08/25/34	2,430	1,971,254

New Century Home Equity Loan Trust, Ser. 2004-3, Class M1(a)	Aa1	1.186%	11/25/34	12,150	9,069,215
New Century Home Equity Loan Trust, Ser. 2004-4, Class M1(a)	Aa1	0.766	02/25/35	17,258	15,139,387
Option One Mortgage Loan Trust, Ser. 2002-6, Class M1(a)	A3	1.381	11/25/32	253	121,997
Option One Mortgage Loan Trust, Ser. 2003-2, Class A2(a)	Aaa	0.856	04/25/33	2,299	1,883,381
Option One Mortgage Loan Trust, Ser. 2003-5, Class A2(a)	Aaa	0.896	08/25/33	783	638,890
Option One Mortgage Loan Trust, Ser. 2003-6, Class A2(a)	Aaa	0.586	11/25/33	987	824,374
Option One Mortgage Loan Trust, Ser. 2004-1, Class M1(a)	Aa2	1.156	01/25/34	2,890	2,451,967
Option One Mortgage Loan Trust, Ser. 2005-3, Class M1(a)	A1	0.726	08/25/35	2,460	2,070,616
Option One Mortgage Loan Trust, Ser. 2005-5, Class M3(a)	C	0.696	12/25/35	2,000	337,990
Popular ABS Mortgage Pass-Through Trust, Ser. 2004-4, Class M1	Aa2	5.181	09/25/34	1,705	1,327,189
Popular ABS Mortgage Pass-Through Trust, Ser. 2005-5, Class AF4	Caa2	5.297	11/25/35	2,250	2,043,698
Popular ABS Mortgage Pass-Through Trust, Ser. 2005-B, Class M1(a)	Aa3	0.736	08/25/35	3,952	3,651,131
Popular ABS Mortgage Pass-Through Trust, Ser. 2006-B, Class A3(a)	B3	0.536	05/25/36	3,000	2,614,005
Quest Trust, Home Equity Loan, Ser. 2006-X1, Class A2, 144A(a)	Caa3	0.446	03/25/36	8,210	4,183,406
Quest Trust, Home Equity Loan, Ser. 2006-X2, Class A2, 144A(a)	Ca	0.546	08/25/36	6,000	1,959,150
Renaissance Home Equity Loan Trust, Home Equity Loan, Ser. 2003-1, Class A(a)	Aaa	1.116	06/25/33	679	601,915
Renaissance Home Equity Loan Trust, Home Equity Loan, Ser. 2004-1, Class M2(a)	A2	1.506	05/25/34	492	258,058
Residential Asset Mortgage Products, Inc., Ser. 2004-RS3, Class AI4(a)	Aaa	5.335	03/25/34	848	718,520
Residential Asset Mortgage Products, Inc., Ser. 2004-RS8, Class AI5	Aa3	5.980	08/25/34	15,000	13,739,475
Residential Asset Mortgage Products, Inc., Ser. 2006-RZ2, Class M1(a)	Caa2	0.586	05/25/36	2,500	63,255
Residential Asset Securities Corp., Ser. 2003-KS11, Class AI5	Aaa	5.550	01/25/34	4,600	4,709,319
Residential Asset Securities Corp., Ser. 2004-KS1, Class AI5	Aaa	5.221	02/25/34	4,000	3,924,428
Residential Asset Securities Corp., Ser. 2004-KS3, Class AI5	Aa2	4.770	04/25/34	7,750	6,972,535
Residential Asset Securities Corp., Ser. 2004-KS5, Class AI5	Aa3	5.600	06/25/34	10,308	8,912,781
Residential Asset Securities Corp., Ser. 2006-KS1, Class A4(a)	Caa2	0.556	02/25/36	470	308,068
Residential Asset Securities Corp., Ser. 2006-KS7, Class A2(a)	A2	0.356	09/25/36	893	887,091
Residential Asset Securities Corp., Ser. 2007-KS1, Class A4(a)	C	0.476	01/25/37	7,316	1,671,443
Residential Asset Securities Corp., Ser. 2007-KS2, Class AI4(a)	C	0.476	02/25/37	7,500	1,905,435
Residential Asset Securities Corp., Home Equity Loan, Ser. 2005-EMX5, Class A3(a)	C	0.586	12/25/35	3,485	608,978
Salomon Brothers Mortgage Securities VII, Inc., Ser. 2002-CIT1, Class M1(a)	AA-(b)	1.351	03/25/32	7,231	5,406,193
Saxon Asset Securities Trust, Ser. 2001-2, Class M1(a)	Baa1	1.051	03/25/31	907	566,544
Saxon Asset Securities Trust, Ser. 2001-3, Class M1(a)	A3	1.426	07/25/31	594	376,458
Saxon Asset Securities Trust, Ser. 2003-2, Class AF5(a)	Aaa	5.022	08/25/32	2,609	2,509,154
Saxon Asset Securities Trust, Ser. 2003-3, Class M2(a)	A2	1.856	12/26/33	204	123,109
Saxon Asset Securities Trust, Ser. 2004-1, Class M1(a)	Aa2	1.051	03/25/35	1,735	1,470,047
Saxon Asset Securities Trust, Ser. 2004-2, Class MF1	Aa2	5.500	08/25/35	2,201	1,327,879
Saxon Asset Securities Trust, Ser. 2005-3, Class M1(a)	Aa3	0.716	11/25/35	7,200	5,932,382
Securitized Asset Backed Receivables LLC Trust, Ser. 2004-NC1, Class M1(a)	Aa2	0.776	02/25/34	7,719	6,256,734
Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR3, Class A3(a)	Ca	0.506	05/25/36	5,050	2,058,365
Specialty Underwriting & Residential Finance, Ser. 2003-BC1, Class M1(a)	Aa2	1.456	01/25/34	1,004	865,705
Specialty Underwriting & Residential Finance, Ser. 2003-BC3, Class M1(a)	Aaa	1.231	08/25/34	10,977	8,785,227
Specialty Underwriting & Residential Finance, Ser. 2004-BC1, Class M1(a)	Aa2	1.021	02/25/35	2,146	1,852,956

Specialty Underwriting & Residential Finance, Ser. 2004-BC4, Class A1B(a)	Aaa	0.656%	10/25/35	832	697,112
Specialty Underwriting & Residential Finance, Ser. 2006-BC1, Class A2C(a)	Ba3	0.456	12/26/36	1,648	1,529,935
Structured Asset Investment Loan Trust, Ser. 2003-BC1, Class A2(a)	AAA(b)	0.936	01/25/33	367	304,954
Structured Asset Investment Loan Trust, Ser. 2003-BC10, Class A4(a)	AAA(b)	1.256	10/25/33	10,448	8,841,326
Structured Asset Investment Loan Trust, Ser. 2004-2, Class A4(a)	AAA(b)	0.961	03/25/34	14,910	12,376,179
Structured Asset Investment Loan Trust, Ser. 2004-4, Class A4(a)	AAA(b)	1.056	04/25/34	3,782	3,448,580
Structured Asset Investment Loan Trust, Ser. 2004-7, Class A8(a)	AAA(b)	1.456	08/25/34	1,400	1,156,917
Structured Asset Securities Corp., Ser. 2006-OW1, Class A4, 144A(a)	CCC(b)	0.456	12/26/35	1,160	854,491
Wells Fargo Home Equity Trust, Ser. 2004-1, Class 1A(a)	Aaa	0.556	04/25/34	6,357	5,302,087
Wells Fargo Home Equity Trust, Ser. 2004-1, Class 2A1(a)	Aaa	0.556	04/25/34	7,519	6,204,401
Wells Fargo Home Equity Trust, Ser. 2004-2, Class A21B(a)	Aaa	0.676	05/25/34	235	190,120

					639,910,675

TOTAL ASSET BACKED SECURITIES (cost $1,422,794,730)					1,365,462,826

COMMERCIAL MORTGAGE-BACKED SECURITIES — 18.0%
Banc of America Commercial Mortgage, Inc., Ser. 2005-1, Class A3	AAA(b)	4.877	11/10/42	2,019	2,027,632
Banc of America Commercial Mortgage, Inc., Ser. 2007-2, Class A2(a)	AAA(b)	5.634	04/10/49	5,000	5,191,346
Banc of America Commercial Mortgage, Inc., Ser. 2007-2, Class A2FL, 144A(a)	AAA(b)	0.406	04/10/49	50,000	43,261,260
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2FL, 144A(a)	Aaa	0.426	06/10/49	25,000	23,103,920
Banc of America Commercial Mortgage, Inc., Ser. 2007-5, Class A3	AAA(b)	5.620	02/10/51	5,000	5,308,060
Bear Stearns Commercial Mortgage Securities, Ser. 2003-PWR2, Class A3	AAA(b)	4.834	05/11/39	1,990	2,027,570
Bear Stearns Commercial Mortgage Securities, Ser. 2006-BBA7, Class A1, 144A(a)	Aaa	0.366	03/15/19	4,704	4,523,055
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW11, Class A4(a)	AAA(b)	5.456	03/11/39	4,740	5,223,185
Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW17, Class A3	AAA(b)	5.736	06/11/50	22,000	24,045,098
Citigroup Commercial Mortgage Trust, Ser. 2006-C5, Class A3	Aaa	5.431	10/15/49	10,000	10,926,667
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2005-CD1, Class A2FL(a)	Aaa	0.376	07/15/44	9,593	9,431,071
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A2	Aaa	5.408	01/15/46	1,304	1,309,305
Commercial Mortgage Pass-Through Certificates, Ser. 2005-C6, Class A2	Aaa	4.999	06/10/44	791	791,455
Commercial Mortgage Pass-Through Certificates, Ser. 2006-CN2A, Class A2FL, 144A(a)	A(b)	0.477	02/05/19	3,000	2,747,490
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	Aa2	4.832	04/15/37	12,020	12,659,982
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C6, Class A2FL(a)	Aaa	0.381	12/15/40	601	596,550
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(a)	AAA(b)	5.547	02/15/39	3,580	3,955,598
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A2(a)	AAA(b)	5.738	05/15/46	3,252	3,392,345
GE Capital Commercial Mortgage Corp., Ser. 2005-C3, Class A4(a)	AAA(b)	5.046	07/10/45	2,993	2,991,606
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A2	Aaa	5.117	04/10/37	16,911	17,094,969
Greenwich Capital Commercial Funding Corp., Ser. 2006-GG7, Class A2(a)	Aaa	5.883	07/10/38	37,577	38,235,271
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381	03/10/39	9,661	9,946,654
GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class A2(a)	AAA(b)	5.506	04/10/38	1,781	1,797,776

GS Mortgage Securities Corp. II, Ser. 2007-EOP, Class A1, 144A(a)	Aaa	0.347%	03/06/20	9,486	9,216,350
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-CB13, Class A2	Aaa	5.247	01/12/43	1,768	1,768,552
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP5, Class A3(a)	Aaa	5.227	12/15/44	4,000	4,323,968
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class A4(a)	Aaa	5.481	12/12/44	1,380	1,491,995
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A2(a)	Aaa	5.858	04/15/45	20,694	21,045,805
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP8, Class A3FL(a)	Aaa	0.416	05/15/45	20,000	17,558,198
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB19, Class A2(a)	Aaa	5.742	02/12/49	1,410	1,466,690
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB20, Class A3	Aaa	5.819	02/12/51	8,233	8,797,103
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2(a)	Aaa	5.802	06/15/49	5,000	5,236,513
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2FL(a)	Aaa	0.396	06/15/49	50,000	44,112,980
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX, Class A2	Aaa	5.434	01/15/49	10,650	11,279,404
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX, Class A2SF(a)	Aaa	0.386	01/15/49	17,000	15,165,535
LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class A2	AAA(b)	5.103	11/15/30	9,644	9,656,632
LB-UBS Commercial Mortgage Trust, Ser. 2006-C1, Class A2	AAA(b)	5.084	02/15/31	7,081	7,144,413
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.532	03/15/32	8,400	8,472,333
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class A2	Aaa	5.262	09/15/39	5,070	5,152,345
Merrill Lynch Floating Trust, Ser. 2006-1, Class A1, 144A(a)	Aaa	0.326	06/15/22	11,104	10,827,183
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4(a)	AAA(b)	5.654	05/12/39	5,000	5,485,148
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A2(a)	Aaa	5.878	06/12/46	19,000	19,195,303
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-4, Class A2FL(a)	Aaa	0.376	12/12/49	25,000	24,256,650
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A2FL, 144A(a)	Aaa	0.356	08/12/48	35,000	32,231,496
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-6, Class A2FL, 144A(a)	Aaa	0.396	03/12/51	50,000	44,784,155
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-7, Class A2FL, 144A(a)	Aaa	0.376	06/12/50	23,645	20,359,890
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-8, Class ASB(a)	AAA(b)	5.898	08/12/49	1,750	1,950,480
Morgan Stanley Capital I, Ser. 2007-IQ14, Class A2FL(a)	Aaa	0.416	04/15/49	50,000	45,739,305
Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C19, Class A2	AAA(b)	4.516	05/15/44	1,880	1,878,884
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C29, Class A3	Aaa	5.313	11/15/48	25,000	26,815,483
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-WL7A, Class A1, 144A(a)	Aaa	0.346	09/15/21	17,890	16,577,081

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $655,657,983)					652,577,739

CORPORATE BONDS — 25.6%
Aerospace & Defense — 0.6%
General Dynamics Corp.	A2	1.800	07/15/11	20,000	20,219,400

Automotive — 1.2%
American Honda Finance Corp., Notes, 144A	A1	1.625	09/20/13	15,000	15,164,160
Daimler Finance North America LLC, Gtd. Notes	A3	7.750	01/18/11	15,000	15,215,835
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa2	5.250	01/15/11	12,000	12,111,696

					42,491,691

Banking — 9.2%
American Express Bank FSB, Sr. Unsec’d. Notes(a)(d)	A2	0.385	05/29/12	10,544	10,442,071
American Express Travel Related Services Co., Inc., Sr. Unsec’d. Notes, 144A	A2	5.250	11/21/11	4,000	4,152,816

Bank of Nova Scotia/Houston (Canada), Cert. of Deposit(a)	Aa1	0.543%	03/12/12	4,500	4,504,095
Bank of Nova Scotia/Houston (Canada), Cert. of Deposit(a)	Aa1	0.589	10/18/12	15,000	14,985,375
BBVA US Senior SAU (Spain), Gtd. Notes., 144A(a)	Aa2	0.509	05/24/11	9,000	8,958,843
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes, MTN(a)	Aa3	0.705	01/31/11	20,000	20,023,040
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A, MTN(a)	Aa1	0.745	11/04/11	30,000	30,015,000
Countrywide Financial Corp., Gtd. Notes, MTN(a)	A2	0.858	05/07/12	35,000	34,520,885
HSBC Bank PLC (United Kingdom), Sr. Notes, 144A(a)	Aa2	1.048	08/12/13	20,000	19,973,280
ING Bank NV (Netherlands), Sr. Notes, 144A(a)	Aa3	1.609	10/18/13	25,000	24,964,125
ING Bank NV (Netherlands), Sr. Notes, 144A	Aa3	2.000	10/18/13	10,000	10,004,820
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN(a)	Aa3	0.429	02/22/12	15,000	14,963,880
Morgan Stanley, Sr. Unsec’d. Notes	A2	6.750	04/15/11	10,000	10,272,400
National City Bank/Cleveland OH, Sr. Unsec’d. Notes(a)	A2	0.397	03/01/13	20,000	19,816,400
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa2	1.750	10/04/13	25,000	25,125,675
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A, MTN(a)	Aaa	0.488	01/26/12	20,000	19,996,660
Royal Bank of Canada, Cert. of Deposit(a)	Aaa	0.690	06/23/11	20,000	20,031,860
UBS AG (Switzerland), Sr. Unsec’d. Notes, MTN(a)	Aa3	1.439	02/23/12	15,000	15,118,260
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes, 144A(a)(d)	Aa1	0.589	10/21/11	26,000	26,027,222

					333,896,707

Brokerage — 0.3%
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(e)	NR	0.000	05/25/10	50,000	10,625,000

Capital Goods
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN(a)	A2	1.043	06/10/11	1,707	1,715,245

Consumer — 1.2%
Clorox Co., Sr. Unsec’d. Notes	Baa1	5.000	03/01/13	15,000	16,305,540
eBay, Inc., Sr. Unsec’d. Notes	A2	0.875	10/15/13	12,000	12,019,656
Procter & Gamble International Funding SCA (Luxembourg), Gtd. Notes	Aa3	1.350	08/26/11	15,000	15,127,785

					43,452,981

Electric — 0.6%
FPL Group Capital, Inc., Gtd. Notes(a)	Baa1	1.172	06/17/11	10,000	10,049,760
National Rural Utilities Cooperative Finance Corp.	A1	1.125	11/01/13	10,000	10,021,170

					20,070,930

Energy — Integrated — 0.8%
Shell International Finance BV (Netherlands), Gtd. Notes(a)	Aa1	0.640	06/22/12	30,000	30,074,280

Energy — Other — 0.4%
Devon Financing Corp. ULS (Canada), Gtd. Notes	Baa1	6.875	09/30/11	15,000	15,809,925

Foods — 1.1%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes(a)	Baa2	1.019	03/26/13	15,000	15,128,640
PepsiAmericas, Inc., Gtd. Notes	Aa3	4.500	03/15/13	6,000	6,493,506
PepsiCo, Inc./NC, Sr. Unsec’d. Notes	Aa3	0.875	10/25/13	20,000	20,048,960

					41,671,106

Healthcare & Pharmaceutical — 2.2%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	5.600	05/15/11	10,000	10,286,860
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	1.875	06/30/11	20,000	20,216,100
Pfizer, Inc., Sr. Unsec’d. Notes(a)	A1	2.242	03/15/11	25,000	25,186,225
Roche Holdings, Inc., Gtd. Notes, 144A(a)	A2	2.318	02/25/11	10,000	10,067,470
Teva Pharmaceutical Finance III LLC, Gtd. Notes(a)	A3	0.691	12/19/11	12,600	12,649,354

					78,406,009

Insurance — 3.5%
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(d)	Aa2	1.400	02/10/12	40,000	40,443,640
MassMutual Global Funding II, Sr. Notes, 144A(a)	Aa2	0.789	09/27/13	35,000	34,950,090
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A(a)	Aa3	0.689	07/13/11	29,600	29,643,038
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.000	01/15/11	21,000	21,177,702

					126,214,470

Non-Captive Finance — 0.6%
General Electric Capital Corp., Notes, Ser. G, MTN(a)	Aa2	0.338	01/26/11	22,500	22,503,375

Technology — 2.4%
Broadcom Corp., Sr. Unsec’d. Notes, 144A	A2	1.500	11/01/13	10,000	10,045,970
Cisco Systems, Inc., Sr. Unsec’d. Notes	A1	5.250	02/22/11	20,000	20,294,300
Dell, Inc., Sr. Unsec’d. Notes	A2	3.375	06/15/12	5,000	5,195,010

Hewlett-Packard Co., Sr. Unsec’d. Notes(a)	A2	0.418%	09/13/12	18,000	18,018,540
Hewlett-Packard Co., Sr. Unsec’d. Notes(a)	A2	1.354	05/27/11	13,000	13,083,174
Oracle Corp., Sr. Unsec’d. Notes	A2	5.000	01/15/11	20,000	20,186,020

					86,823,014

Telecommunications — 1.5%
BellSouth Corp., Gtd. Notes, 144A(a)	A2	4.295	04/26/11	35,000	35,611,695
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes(a)(d)	A2	2.946	05/20/11	18,000	18,252,018

					53,863,713

TOTAL CORPORATE BONDS (cost $964,378,274)					927,837,846

OTHER CORPORATE OBLIGATIONS — 5.8%
ANZ National International Ltd. (New Zealand), Gov’t. Liquid Gtd., 144A(a)(f)	Aaa	0.615	08/05/11	10,000	10,006,130
Barclays Bank PLC (United Kingdom), Gov’t. Liquid Gtd., 144A(a)(g)	Aaa	1.093	03/05/12	30,000	30,200,640
Fih Erhvervsbank A/S (Denmark), Gov’t. Liquid Gtd., 144A(a)(h)	Aaa	0.619	08/17/12	25,500	25,660,879
Lloyds TSB Bank PLC (United Kingdom), Gov’t. Liquid Gtd., 144A(g)	Aaa	2.300	04/01/11	35,000	35,278,320
Nationwide Building Society (United Kingdom), Gov’t. Liquid Gtd., 144A(a)(g)	Aaa	0.549	05/17/12	30,000	29,946,540
Royal Bank of Scotland PLC (The) (United Kingdom), Gov’t. Liquid Gtd., 144A, MTN(a)(g)	Aaa	0.438	10/28/11	25,000	24,962,800
Societe Financement de L’Economie Francaise (France), Gov’t. Liquid Gtd., 144A(i)	Aaa	2.000	02/25/11	30,000	30,156,240
Suncorp-Metway Ltd. (Australia), Gov’t. Liquid Gtd., 144A(a)(j)	Aaa	1.539	04/15/11	25,000	25,140,375

TOTAL OTHER CORPORATE OBLIGATIONS (cost $210,767,513)					211,351,924

U.S. GOVERNMENT AGENCY AND AGENCY GUARANTEED OBLIGATIONS — 3.3%
Federal Home Loan Bank(d)		3.625	12/17/10	5,785	5,809,992
General Electric Capital Corp., FDIC Gtd. Notes, MTN(k)		1.800	03/11/11	35,000	35,208,670
Goldman Sachs Group, Inc. (The), FDIC Gtd. Notes(a)(k)		0.668	11/09/11	40,000	40,123,000
Pooled Funding Trust I, FDIC Gtd. Notes, 144A		2.740	02/15/12	39,300	40,241,589

TOTAL U.S. GOVERNMENT AGENCY AND AGENCY GUARANTEED OBLIGATIONS (cost $120,207,899)					121,383,251

TOTAL LONG-TERM INVESTMENTS (cost $3,373,806,399)					3,278,613,586

SHORT-TERM INVESTMENTS — 10.8%

				Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 1.7%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $62,712,000)(l)				62,712,000	62,712,000

				Principal Amount (000)
CERTIFICATE OF DEPOSIT — 0.7%
Barclays Bank (cost $25,000,000)	P-2	1.000	02/28/11	25,000	25,056,500

COMMERCIAL PAPER(m) — 6.4%
AutoZone, Inc., 144A	P-2	0.370	11/09/10	10,000	9,999,075
Bacardi USA, Inc., 144A	P-2	0.430	11/18/10	21,000	20,995,485
BMW US Capital LLC, 144A(a)	P-2	0.589	07/19/11	18,000	18,000,900
Elsevier Finance SA, 144A	P-2	0.430	11/10/10	22,500	22,497,312
EOG Resources, Inc., 144A	P-2	0.390	12/20/10	20,000	19,989,673
ERAC USA Finance Co., 144A (original cost $29,989,000; purchased 10/13/10)(c)(n)	P-2	0.400	11/15/10	30,000	29,994,999
Pacific Gas & Electric Co., 144A	P-2	0.450	11/29/10	30,000	29,989,444
Sara Lee Corp., 144A	P-2	0.380	11/10/10	6,000	5,999,367
Spectra Energy Capital LLC, 144A	P-2	0.400	11/29/10	30,000	29,990,333
Vodafone Group PLC, 144A	P-2	0.900	05/06/11	20,000	19,948,000
Volkswagen of America, 144A	P-2	0.380	11/03/10	5,000	4,999,842
Wisconsin Energy Corp., 144A	P-2	0.340	11/08/10	20,000	19,998,489

TOTAL COMMERCIAL PAPER (cost $232,362,380)					$232,402,919

LOAN PARTICIPATIONS — 2.0%
National Rural Utilities Cooperative Finance Corp.(c)	0.300%	11/17/10	20,000	20,000,000
Simon Property Group, Inc.(c)	0.500	11/15/10	30,000	30,000,000
Weingarten Realty Investors	0.500	11/03/10	20,000	20,000,000

TOTAL LOAN PARTICIPATIONS (cost $70,000,000)				70,000,000

TOTAL SHORT-TERM INVESTMENTS (cost $390,074,380)				390,171,419

TOTAL INVESTMENTS — 101.2% (cost $3,763,880,779)(o)(p)				3,668,785,005
LIABILITIES IN EXCESS OF OTHER ASSETS(q) — (1.2)%				(44,159,224)

NET ASSETS — 100.0%				$3,624,625,781

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Unless otherwise noted, 144A securities are deemed to be liquid.

LLC—Limited Liability Company

MTN—Medium Term Note

NR—Not Rated by Moody’s or Standard & Poor’s

†	The ratings reflected are as of October 31, 2010. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current prospectus contains a description of Moody’s and Standard and Poor’s ratings.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2010.
(b)	Standard & Poor’s Rating
(c)	Indicates a security that has been deemed illiquid.
(d)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(e)	Represents issuer in default of interest payments; non-income producing security.
(f)	Guaranteed by the foreign government of New Zealand.
(g)	Guaranteed by the foreign government of United Kingdom.
(h)	Guaranteed by the foreign government of Denmark.
(i)	Guaranteed by the foreign government of France.
(j)	Guaranteed by the foreign government of Australia.
(k)	FDIC- Guaranteed issued under temporary liquidity guarantee program.
(l)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(m)	Rate quoted represents yield-to-maturity as of purchase date.
(n)	Indicates a restricted security; the aggregate original cost of such securities is $29,989,000. The aggregate value of $29,994,999 is approximately 0.8% of net assets.
(o)	As of October 31, 2010, 1 security representing $1,517,441 and 0.0% of the net assets was fair valued in accordance with the policies adopted by the Board of Trustees.
(p)	The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.
(q)	Liabilities in excess of other assets include net unrealized depreciation on interest rate and credit default swap agreements as follows:

Interest rate swap agreements outstanding at October 31, 2010

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)(b)
Barclays Bank PLC(a)	12/12/10	$50,000	4.048%	3 month LIBOR	$(1,005,800)	$—	$(1,005,800)
Barclays Bank PLC(a)	12/27/10	20,000	4.026%	3 month LIBOR	(393,849)	—	(393,849)
Barclays Bank PLC(a)	03/01/11	20,000	0.493%	3 month LIBOR	(26,649)	—	(26,649)
Barclays Bank PLC(a)	02/10/12	30,000	1.050%	3 month LIBOR	(340,929)	—	(340,929)
Barclays Bank PLC(a)	03/03/14	20,000	2.158%	3 month LIBOR	(936,602)	—	(936,602)
Barclays Bank PLC(a)	12/15/14	50,000	2.606%	3 month LIBOR	(3,675,196)	3,043	(3,678,239)
Barclays Bank PLC(a)	06/15/17	8,400	2.880%	3 month LIBOR	(573,832)	—	(573,832)
Barclays Bank PLC(a)	05/16/18	13,000	4.531%	3 month LIBOR	(2,402,673)	—	(2,402,673)
Deutsche Bank AG(a)	04/15/11	25,000	3.735%	3 month LIBOR	(433,250)	—	(433,250)
Deutsche Bank AG(a)	02/15/12	39,300	2.065%	3 month LIBOR	(984,679)	—	(984,679)
Morgan Stanley Capital Services, Inc.(a)	12/15/15	25,000	2.938%	3 month LIBOR	(2,096,264)	—	(2,096,264)
Morgan Stanley Capital Services, Inc.(a)	12/15/20	10,000	3.855%	3 month LIBOR	(1,185,588)	—	(1,185,588)
Royal Bank of Scotland PLC(a)	10/03/13	9,200	3.991%	3 month LIBOR	(904,359)	—	(904,359)
Royal Bank of Scotland PLC(a)	02/18/20	20,000	4.762%	3 month LIBOR	(3,892,712)	—	(3,892,712)

					$(18,852,382)	$3,043	$(18,855,425)

(a)	The Fund pays the fixed rate and receives the floating rate.
(b)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of October 31, 2010.

Credit default swap agreement outstanding at October 31, 2010:

Counterparty	Termination Date	Notional Amount (000)(2)	Fixed Rate	Referenced Entity/ Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)(3)
Credit Default Swap on Corporate Issues-Buy Protection(1):
Deutsche Bank AG	06/20/12	$15,000	5.050%	Bank of America Corp. 6.250%, due 04/15/12	$(1,018,401)	$—	$(1,018,401)

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of October 31, 2010.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities, generally for stocks and mutual funds with daily NAV’s

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc., and amortized cost), generally for foreign stocks priced through vendor modeling tools and debt securities

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Non-Residential Mortgage Asset-Backed Securities	$—	$725,552,151	$—
Residential Mortgage Asset-Backed Securities	—	638,393,234	1,517,441
Commercial Mortgage-Backed Securities	—	652,577,739	—
Corporate Bonds	—	927,837,846	—
Other Corporate Obligations	—	211,351,924	—
U.S. Government Agency And Agency Guaranteed Obligations	—	121,383,251	—
Certificates of Deposit	—	25,056,500	—
Commercial Paper	—	232,402,919	—
Loan Participations	—	70,000,000	—
Affiliated Money Market Mutual Fund	62,712,000	—	—
Other Financial Instruments*
Interest Rate Swap Agreements	—	(18,855,425)	—
Credit Default Swap Agreement	—	(1,018,401)	—

Total	$62,712,000	$3,584,681,738	$1,517,441

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Money Market Fund values portfolio securities at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Trustees. For the Short-Term Bond Fund, securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. For the Short-Term Bond Fund, short-term securities which mature in more than sixty days are valued at fair value. Short-term debt securities of sufficient credit quality which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Short-Term Bond Fund invests in the Money Market Fund, a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI. Investments in open end, non exchange-traded mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 2

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date December 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date December 21, 2010

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date December 21, 2010

*	Print the name and title of each signing officer under his or her signature.